RISK MANAGEMENT (Details 18)	12 Months Ended
Dec. 31, 2018
United States Dollar [Member]
Disclosure Of Risk Management [Line Items]
Currency Risk, Sensitivity Factor	1249.00%
Euro [Member]
Disclosure Of Risk Management [Line Items]
Currency Risk, Sensitivity Factor	11.00%
Other currencies [Member]
Disclosure Of Risk Management [Line Items]
Currency Risk, Sensitivity Factor	13.02%
Equity and Fund Risk [Member]
Disclosure Of Risk Management [Line Items]
Currency Risk, Sensitivity Factor	14.70%